RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships parties	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, operation and maintenance expense, finance income, finance costs and investment in financial instruments
Government agencies	Entities under common control	Network service revenues, internet and data service revenues and other telecommunication revenues
MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues and operation and maintenance expenses
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and finance income
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Pegadaian (“Pegadaian”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Garuda Indonesia Tbk. (“Garuda Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kimia Farma (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Pos Indonesia (“Pos Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
Perum Peruri (“Peruri”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Taspen (“Taspen”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Fixed assets insurance expenses
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Electricity expenses

Details of the nature of relationships and accounts/transactions with significant related parties are as follows:

Related parties	Nature of relationships parties	Nature of accounts/ transactions
PT Mandiri Manajemen Investasi	Entity under common control	Available-for-sale financial assets
Bahana TCW	Entity under common control	Available-for-sale financial assets, bonds and notes
PT Sarana Multi Infrastruktur	Entity under common control	Finance costs
Tiphone	Associated company	Distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Pay TV expenses
Teltranet	Associated company	CPE expenses
PT Poin Multi Media Nusantara (“POIN”)	Other related entity	Purchase of handset
PT Perdana Mulia Makmur (“PMM”)	Other related entity	Purchase of handset
Yakes Telkom	Other related entity	Health expenses
Koperasi Pegawai Telkom (“Kopegtel”)	Other related entity

Purchase of property and equipment, construction and installation services, leases of buildings expenses, lease of vehicles expenses, purchases of vehicles, purchases of materials and construction service, maintenance and cleaning service expenses, and RSA revenues

Koperasi Pegawai Telkomsel (“Kisel”)	Other related entity

Internet and data service revenues, other telecommunication service revenues, leases of vehicles expenses, printing and distribution of customer bills expenses, collection fee, other services fee, distribution of SIM cards and pulse reload voucher, and purchase of property and equipment

PT Graha Informatika Nusantara (“Gratika”)	Other related entity	Network service revenues, operation and maintenance expenses, purchase of property and equipment and construction services, and distribution of SIM card and pulse reload voucher
Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2017		2018		2019
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenue
Majority stockholder
Ministry of Finance	280	0.22	258	0.20	101	0.07
Entities under common control
Government Agencies	2,568	2.00	3,720	2.84	3,894	2.87
Indosat	1,789	1.39	1,002	0.77	860	0.63
BRI	237	0.18	397	0.30	619	0.46
BNI	105	0.08	188	0.14	578	0.43
Taspen	—	—	7	0.01	298	0.22
BTN	129	0.10	179	0.14	258	0.19
Pegadaian	115	0.09	228	0.17	229	0.17
Pos Indonesia	47	0.04	50	0.04	216	0.16
Bank Mandiri	157	0.12	173	0.13	204	0.15
Pertamina	94	0.07	183	0.14	196	0.14
Peruri	—	—	120	0.09	164	0.12
Kimia Farma	36	0.03	72	0.06	161	0.12
KAI	18	0.01	83	0.06	144	0.11
Garuda Indonesia	55	0.04	105	0.08	112	0.08
Others	637	0.50	762	0.57	824	0.61
Sub-total	5,987	4.65	7,269	5.54	8,757	6.46
Associated companies	178	0.15	55	0.04	75	0.06
Other related entities	315	0.25	73	0.06	104	0.08
Total	6,760	5.27	7,655	5.84	9,037	6.67

	2017		2018		2019
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Majority stockholder
Ministry of Finance	12	0.01	—	—	—	—

Entities under common control
MoCI	6,533	7.77	8,109	8.68	8,767	9.49
PLN	2,269	2.70	2,596	2.78	2,434	2.64
Indosat	890	1.06	933	1.00	676	0.73
Jasindo	168	0.20	349	0.37	267	0.29
Others	114	0.14	511	0.55	301	0.33
Sub-total	9,974	11.87	12,498	13.38	12,445	13.48
Associated companies
Indonusa	264	0.31	306	0.33	437	0.47
Teltranet	123	0.15	181	0.19	173	0.19
Others	34	0.04	11	0.01	79	0.09
Sub-total	421	0.50	498	0.53	689	0.75
Other related entities
Kopegtel	713	0.85	836	0.90	1,049	1.14
Kisel	813	0.97	916	0.98	818	0.89
PMM	404	0.48	850	0.91	587	0.64
POIN	405	0.48	850	0.91	547	0.59
Yakes Telkom	139	0.17	128	0.14	133	0.14
Others	83	0.10	190	0.20	141	0.15
Sub-total	2,557	3.05	3,770	4.04	3,275	3.55
Total	12,964	15.43	16,766	17.95	16,409	17.78

	2017		2018		2019
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Majority stockholder
Ministry of Finance	0	0.00	—	—	—	—
Entities under common control
State-owned banks	863	60.18	596	58.78	743	67.85
Government agencies	34	2.37	12	1.18	18	1.64
Others	35	2.44	6	0.59	10	0.91
Total	932	64.99	614	60.55	771	70.40

	2017		2018		2019
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance costs
Majority stockholder
Ministry of Finance	54	1.95	41	1.16	33	0.61
Entities under common control
State-owned banks	820	29.61	1,140	32.36	1,332	24.43
Sarana Multi Infrastruktur	94	3.39	110	3.12	263	4.82
Total	968	34.95	1,291	36.64	1,628	29.86

	2017		2018		2019
		% of total		% of total		% of total
	Amount	revenues	Amount	revenue	Amount	revenues
Distribution of SIM card and pulse reload voucher
Other related entities
Tiphone	3,888	3.03	4,390	3.36	5,927	4.37
Kisel	4,181	3.26	4,221	3.23	5,077	3.75
Gratika	408	0.32	474	0.36	563	0.42
Total	8,477	6.61	9,085	6.95	11,567	8.54

	2018		2019
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment (Note 12)
Entities under common control	207	0.62	80	0.22
Other related entities
Kopegtel	144	0.43	158	0.43
Others	328	0.97	115	0.31
Sub-total	472	1.40	273	0.74
Total	679	2.02	353	0.96

c.   Balance of accounts with related parties

	2018		2019
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	14,544	7.06	14,841	6.31
Other current financial assets (Note 5)	470	0.23	71	0.03
Trade receivables - net (Note 6)	2,014	0.98	1,741	0.74
Other current assets
Entities under common control
MoCI	3,478	1.69	3,719	1.58
Others	85	0.04	49	0.02
Sub-total	3,563	1.73	3,768	1.60
Other related entities	78	0.04	63	0.03
Total	3,641	1.77	3,831	1.63
Other non-current assets
Entities under common control
MoCI	1,743	0.85	1,488	0.63
Others	28	0.01	22	0.01
Sub-total	1,771	0.86	1,510	0.64
Other related entities	18	0.01	12	0.01
Total	1,789	0.87	1,522	0.65

	2018		2019
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	2	0.00	5	0.00
Entities under common control
MoCI	1,477	1.66	1,374	1.17
Indosat	122	0.14	68	0.06
Others	313	0.35	256	0.22
Sub-total	1,912	2.15	1,698	1.45
Other related entities
Kopegtel	279	0.31	269	0.23
Others	259	0.29	193	0.16
Sub-total	538	0.60	462	0.39
Associated companies	37	0.04	77	0.07
Total	2,489	2.79	2,242	1.91

Accrued expenses
Majority stockholder
Ministry of Finance	7	0.01	6	0.01
Entities under common control
State-owned banks	61	0.07	75	0.06
Others	86	0.10	88	0.07
Sub-total	147	0.17	163	0.13
Other related entities
Kisel	183	0.21	188	0.16
Others	13	0.01	15	0.01
Sub-total	196	0.22	203	0.17
Total	350	0.40	372	0.31

	2018		2019
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Advances from customers
Majority stockholder
Ministry of Finance	19	0.02	19	0.02
Entity under common control
PLN	12	0.01	6	0.01
Others	—	0.00	2	0.00
Sub-total	12	0.01	8	0.01
Total	31	0.03	27	0.03
Short-term bank loans (Note 19)	956	1.08	3,655	3.10
Two-step loans (Note 20a)	949	1.07	736	0.62
Long-term bank loans (Note 20c)	12,620	14.20	15,319	13.00
Other borrowings (Note 20d)	2,244	2.52	3,740	3.17

Schedule of remuneration of the Board of Commissioners and key management personnel

	2017		2018		2019
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	175	0.21%	360	0.39%	270	0.29%
Board of Commissioners	65	0.08%	166	0.18%	123	0.13%